Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As outlined in the CD&A above, our MDCC has established an executive compensation program aimed at aligning pay with performance, retaining talent, and enhancing shareowner value through the adoption of sound policies and best practices. The following table shows the total compensation for our CEOs (Mark S. Sutton through April 30, 2024, identified below as “First CEO,” and Andrew K. Silvernail from May 1, 2024 to present, identified below as “Second CEO”) and, on an average basis, our other NEOs for the past four fiscal years as set forth in the Summary Compensation Table (the “SCT”) and the prior year’s proxy statement, the “compensation actually paid” or “CAP” to our CEOs and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, our peer group TSR over the same period, our net income/(loss), and our Company-Selected Measure, Adjusted EBITDA. We have designated Adjusted EBITDA as our Company- Selected Measure based on our determination that Adjusted EBITDA is the most important performance measure used by the Company to link compensation actually paid to our NEOs for our fiscal year ended December 31, 2024, to our performance in accordance with Item 402(v) of Regulation S-K.
For information concerning how we seek to align executive compensation with our performance, see Section 4, “How and Why We Choose our Performance Metrics” in the CD&A.

Fiscal Year	SCT Total for First CEO ($) (a)	SCT Total for Second CEO ($) (b)	CAP to First CEO ($) (c)	CAP to Second CEO ($) (c)	Average SCT Total for Other Named Executive Officers (NEOs) ($) (d)	Average CAP to Other Named Officers (NEOs) ($) (c)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (g)	Company Selected Measure
							Company Total Shareholder Return ($) (e)	2024 Peer Group Shareholder Return ($) (f)		Adjusted EBITDA # (h)
2024	15,293,363	20,732,570	20,572,769	47,741,451	4,467,453	9,418,104	155	143	557	1,986
2023	12,845,526		5,255,432	—	2,975,016	1,332,603	100	121	288	2,234
2022	13,654,752		6,482,688	—	2,611,637	1,443,810	90	100	1,504	2,859
2021	15,228,707		14,622,299	—	3,102,918	2,287,800	118	120	1,752	3,108
2020	18,320,199		12,582,246	—	4,433,997	3,344,960	114	117	482	3,103

(a)
The dollar amounts reported in column (a) are the amounts of total compensation reported for Mr. Sutton (our “First CEO”) for each corresponding year. For fiscal years 2024, 2023, 2022, 2021 and 2020, Mr. Sutton was the Chief Executive Officer (CEO) for the Company. Mr. Sutton retired as CEO effective April 30, 2024. Our CEO is our PEO.

(b)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Silvernail (our “Second CEO”). Effective May 1, 2024, Mr. Silvernail assumed the role of CEO.

(c)
To calculate CAP, adjustments were made to the amounts reported in SCT. A reconciliation of the adjustments for our First CEO, Second CEO and the average of the other NEOs can be found in the following supplemental tables.

CEO SCT Total to CAP Reconciliation:

Year	SCT First CEO Total ($) (i)	Deductions from SCT Total			Additions to SCT Total		CAP ($)
		SCT Second CEO Total ($) (i)	Stock Awards ($) (ii)		Equity Value ($) (iii)	Pension Value ($)
2024	—	20,732,570	(17,193,607)	—	44,202,488	—	47,741,451
2024	15,293,363	—	(10,695,459)	—	15,974,865	—	20,572,769

(i)	Reflects the Total Compensation for our First CEO and Second CEO reported in the SCT for each year shown.

(ii)	Represents the grant date fair value of equity-based awards.

(iii)
Represents the fair value of equity awards, adjusted for year-over-year change in values, including dividends. The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the NEO; therefore, an addition to the SCT Total related to pension is not needed. See the supplemental table below.

Supplemental
CEO Equity Component of CAP for FY 2024:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End First CEO ($) (1)	Fair Value of Current Year Equity Awards at Year End Second CEO ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)
2024	PSUs	—	44,202,488	—	—	—	—	44,202,488
2024	PSUs	4,266,405	—	4,532,409	—	9,618,131	(2,431,697)	15,985,248
2024	RSUs	—	—	—	749,085	198,528	(957,996)	(10,383)

Equity awards granted to our First CEO during the applicable periods included RSUs granted in 2024 which are subject to time-based vesting conditions, as well as PSUs granted in 2024. Equity awards granted to our Second CEO granted to our Second CEO in 2024 include only PSUs. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. RSU awards are earned and vest ratably in three equal installments over a three-year period, regardless of Company performance. Unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. See Section 4, “Elements of Our Compensation Program-Long-Term Incentive Plan.”

(d)
Each of the four fiscal years presented include the average SCT totals of the other NEOs as applicable in each reporting year. The Company’s other NEOs for the applicable reporting years were as follows:

i.	2024: Messrs. Nicholls, Hamic, Ellis, and Royalty.

ii.
2023: Messrs. Nicholls, Hamic, Joseph R. Saab, Gregory T. Wanta, and Thomas J. Plath. Mr. Wanta, a former senior vice president, retired effective September 30, 2023. Mr. Plath, a former senior vice president, left the Company on December 31, 2024.

iii.	2022: Messrs. Nicholls, Wanta, Plath, Hamic and Ms. Sharon Ryan, a former senior vice president, who retired effective June 30, 2022.

iv.
2021: Ms. Ryan and Messrs. Nicholls, Wanta, Plath, Jean-Michel Ribieras and W. Michael Amick, Jr., each a former senior vice president, separated from the Company in 2021 following completion of the spinoff of our paper business.

v.	2020: Ms. Ryan, Messrs. Nicholls, Ribieras, and Wanta.
Average Other NEOs SCT Total to CAP Reconciliation:

		Deductions to SCT Total		Additions to SCT Total
Year	SCT Total ($) (i)	Stock Awards ($) (ii)	Change in Pension Value ($)	Equity Value ($) (iii)	Pension Value ($)	CAP ($)
2024	4,467,453	(2,664,904)	—	7,615,555	—	9,418,104

(i)	Reflects the average of the other NEOs’ Total Compensation reported in the SCT.

(ii)	Represents the average of the other NEOs’ grant date fair value of equity-based awards granted each year.

(iii)
Represents the average fair value of equity, adjusted for year-over-year changes in values, including dividends. The additions to the SCT Total reflect the average of the other NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The average equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the other NEOs; therefore, an addition to the SCT Total related to pension is not needed. See the supplemental table below.

Supplemental
Average Other NEOs Equity Component of CAP for FY 2024:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (6)
2024	PSUs	3,132,613	1,375,906	—	1,389,260	—	—	5,897,779
2024	RSUs	1,576,365	148,075	—	(6,664)	—	—	1,717,776

Equity awards granted to our other NEOs during the applicable periods included RSUs granted in 2024 which are subject to time-based vesting conditions, as well as PSUs granted in 2020, 2021, 2022, 2023, and 2024. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. Generally, RSU awards are earned and vest ratably, in three equal installments over a three-year period, regardless of Company performance. See Section 4, “Elements of Our Compensation Program-Long-Term Incentive Plan.”

(e)	The amount represents the value of an initial fixed $100 Investment in International Paper common stock on December 31, 2019, assuming reinvestment of all dividends.

(f)
Peer group companies reflect the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2024. For the year ended December 31, 2024, the peer group companies were DS Smith Limited (formerly DS Smith Plc), Klabin S.A., Mondi Group, Packaging Corporation of America, and Stora Enso Group. We removed WestRock Company from the peer group due to its acquisition by Smurfit Kappa plc effective in July 2024. The amount represents an initial fixed December 31, 2019, assuming reinvestment of all dividends. International Paper Company acquired DS Smith on January 31, 2025.

(g)	Represents the Company’s Net Earnings (Loss) Attributable to International Paper (in millions) for each applicable fiscal year-end 2024, 2023, 2022, 2021 and 2020.

(h)
Adjusted EBITDA, a
non-GAAP
measure, is defined as earnings from continuing operations before income taxes and equity earnings and before the impact of special items and non-operating
pension expense, plus interest expense and depreciation and amortization. Adjusted EBITDA may be adjusted at the MDCC’s discretion, for any impact of acquisitions, divestitures, the effect of changes in tax laws, and/or to reflect the impact of any significant, one-time
event, including, but not limited to, epidemics/pandemics, wars/invasions/hostilities (whether war is declared or not), natural disasters with significant impact on our operations, or any other significant, one-time
event the MDCC deems appropriate for an adjustment. For additional information on Adjusted EBITDA, see Appendix A

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(d)
Each of the four fiscal years presented include the average SCT totals of the other NEOs as applicable in each reporting year. The Company’s other NEOs for the applicable reporting years were as follows:

i.	2024: Messrs. Nicholls, Hamic, Ellis, and Royalty.

ii.
2023: Messrs. Nicholls, Hamic, Joseph R. Saab, Gregory T. Wanta, and Thomas J. Plath. Mr. Wanta, a former senior vice president, retired effective September 30, 2023. Mr. Plath, a former senior vice president, left the Company on December 31, 2024.

iii.	2022: Messrs. Nicholls, Wanta, Plath, Hamic and Ms. Sharon Ryan, a former senior vice president, who retired effective June 30, 2022.

iv.
2021: Ms. Ryan and Messrs. Nicholls, Wanta, Plath, Jean-Michel Ribieras and W. Michael Amick, Jr., each a former senior vice president, separated from the Company in 2021 following completion of the spinoff of our paper business.

v.	2020: Ms. Ryan, Messrs. Nicholls, Ribieras, and Wanta.

Peer Group Issuers, Footnote	Peer group companies reflect the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2024. For the year ended December 31, 2024, the peer group companies were DS Smith Limited (formerly DS Smith Plc), Klabin S.A., Mondi Group, Packaging Corporation of America, and Stora Enso Group. We removed WestRock Company from the peer group due to its acquisition by Smurfit Kappa plc effective in July 2024. The amount represents an initial fixed December 31, 2019, assuming reinvestment of all dividends. International Paper Company acquired DS Smith on January 31, 2025.
Adjustment To PEO Compensation, Footnote
CEO SCT Total to CAP Reconciliation:

Year	SCT First CEO Total ($) (i)	Deductions from SCT Total			Additions to SCT Total		CAP ($)
		SCT Second CEO Total ($) (i)	Stock Awards ($) (ii)		Equity Value ($) (iii)	Pension Value ($)
2024	—	20,732,570	(17,193,607)	—	44,202,488	—	47,741,451
2024	15,293,363	—	(10,695,459)	—	15,974,865	—	20,572,769

(i)	Reflects the Total Compensation for our First CEO and Second CEO reported in the SCT for each year shown.

(ii)	Represents the grant date fair value of equity-based awards.

(iii)
Represents the fair value of equity awards, adjusted for year-over-year change in values, including dividends. The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the NEO; therefore, an addition to the SCT Total related to pension is not needed. See the supplemental table below.

Supplemental
CEO Equity Component of CAP for FY 2024:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End First CEO ($) (1)	Fair Value of Current Year Equity Awards at Year End Second CEO ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)
2024	PSUs	—	44,202,488	—	—	—	—	44,202,488
2024	PSUs	4,266,405	—	4,532,409	—	9,618,131	(2,431,697)	15,985,248
2024	RSUs	—	—	—	749,085	198,528	(957,996)	(10,383)

Equity awards granted to our First CEO during the applicable periods included RSUs granted in 2024 which are subject to time-based vesting conditions, as well as PSUs granted in 2024. Equity awards granted to our Second CEO granted to our Second CEO in 2024 include only PSUs. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. RSU awards are earned and vest ratably in three equal installments over a three-year period, regardless of Company performance. Unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. See Section 4, “Elements of Our Compensation Program-Long-Term Incentive Plan.”

Non-PEO NEO Average Total Compensation Amount	$ 4,467,453	$ 2,975,016	$ 2,611,637	$ 3,102,918	$ 4,433,997
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,418,104	1,332,603	1,443,810	2,287,800	3,344,960
Adjustment to Non-PEO NEO Compensation Footnote
Average Other NEOs SCT Total to CAP Reconciliation:

		Deductions to SCT Total		Additions to SCT Total
Year	SCT Total ($) (i)	Stock Awards ($) (ii)	Change in Pension Value ($)	Equity Value ($) (iii)	Pension Value ($)	CAP ($)
2024	4,467,453	(2,664,904)	—	7,615,555	—	9,418,104

(i)	Reflects the average of the other NEOs’ Total Compensation reported in the SCT.

(ii)	Represents the average of the other NEOs’ grant date fair value of equity-based awards granted each year.

(iii)
Represents the average fair value of equity, adjusted for year-over-year changes in values, including dividends. The additions to the SCT Total reflect the average of the other NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The average equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the other NEOs; therefore, an addition to the SCT Total related to pension is not needed. See the supplemental table below.

Supplemental
Average Other NEOs Equity Component of CAP for FY 2024:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (6)
2024	PSUs	3,132,613	1,375,906	—	1,389,260	—	—	5,897,779
2024	RSUs	1,576,365	148,075	—	(6,664)	—	—	1,717,776

Equity awards granted to our other NEOs during the applicable periods included RSUs granted in 2024 which are subject to time-based vesting conditions, as well as PSUs granted in 2020, 2021, 2022, 2023, and 2024. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. Generally, RSU awards are earned and vest ratably, in three equal installments over a three-year period, regardless of Company performance. See Section 4, “Elements of Our Compensation Program-Long-Term Incentive Plan.”

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
In the Company’s assessment, the three items listed below represent the most important financial performance measures used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. Please see Appendix A for an explanation of the non-GAAP financial measures.

Relative Total Shareholder Return (TSR)
Net Income
Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)

Total Shareholder Return Amount	$ 155	100	90	118	114
Peer Group Total Shareholder Return Amount	143	121	100	120	117
Net Income (Loss)	$ 557,000,000	$ 288,000,000	$ 1,504,000,000	$ 1,752,000,000	$ 482,000,000
Company Selected Measure Amount	1,986	2,234	2,859	3,108	3,103
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Non-GAAP Measure Description	Adjusted EBITDA, a
non-GAAP
measure, is defined as earnings from continuing operations before income taxes and equity earnings and before the impact of special items and non-operating
pension expense, plus interest expense and depreciation and amortization. Adjusted EBITDA may be adjusted at the MDCC’s discretion, for any impact of acquisitions, divestitures, the effect of changes in tax laws, and/or to reflect the impact of any significant, one-time
event, including, but not limited to, epidemics/pandemics, wars/invasions/hostilities (whether war is declared or not), natural disasters with significant impact on our operations, or any other significant, one-time
	event the MDCC deems appropriate for an adjustment. For additional information on Adjusted EBITDA, see Appendix A
Mr Sutton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,293,363	$ 12,845,526	$ 13,654,752	$ 15,228,707	$ 18,320,199
PEO Actually Paid Compensation Amount	$ 20,572,769	$ 5,255,432	$ 6,482,688	$ 14,622,299	$ 12,582,246
PEO Name	Mr. Sutton
Mr Silvernail [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,732,570
PEO Actually Paid Compensation Amount	$ 47,741,451
PEO Name	Mr. Silvernail
PEO | Equity Value Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,383)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	749,085
PEO | Year Over Year Change In Value Of Prior Years Awards That Vested During The Year Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,528
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(957,996)
PEO | Mr Sutton [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,695,459)
PEO | Mr Sutton [Member] | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,974,865
PEO | Mr Sutton [Member] | Equity Value Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,985,248
PEO | Mr Sutton [Member] | Fair Value Of Current Year Equity Awards At Year End Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,266,405
PEO | Mr Sutton [Member] | Year Over Year Change In Value Of Prior Years Awards Unvested At Year End Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,532,409
PEO | Mr Sutton [Member] | Year Over Year Change In Value Of Prior Years Awards That Vested During The Year Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,618,131
PEO | Mr Sutton [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,431,697)
PEO | Mr Silvernail [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,193,607)
PEO | Mr Silvernail [Member] | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,202,488
PEO | Mr Silvernail [Member] | Equity Value Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,202,488
PEO | Mr Silvernail [Member] | Fair Value Of Current Year Equity Awards At Year End Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,202,488
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,664,904)
Non-PEO NEO | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,615,555
Non-PEO NEO | Equity Value Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,897,779
Non-PEO NEO | Fair Value Of Current Year Equity Awards At Year End Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,132,613
Non-PEO NEO | Year Over Year Change In Value Of Prior Years Awards Unvested At Year End Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,375,906
Non-PEO NEO | Year Over Year Change In Value Of Prior Years Awards That Vested During The Year Psus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,389,260
Non-PEO NEO | Equity Value Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,717,776
Non-PEO NEO | Fair Value Of Current Year Equity Awards At Year End Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,576,365
Non-PEO NEO | Year Over Year Change In Value Of Prior Years Awards Unvested At Year End Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,075
Non-PEO NEO | Year Over Year Change In Value Of Prior Years Awards That Vested During The Year Rsus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,664)